Employee Benefit Plan (Details) - USD ($) $ in Millions	3 Months Ended	9 Months Ended
	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018
Retirement Benefits [Abstract]
Employer discretionary contribution amount	$ 1.5	$ 1.9	$ 1.4